Convertible Notes Payable (Details)	12 Months Ended
Dec. 31, 2019
Dividend rate
Term (in years)	5 years
Volatility	158.60%
Minimum [Member]
Risk-free interest rate	1.48%
Maximum [Member]
Risk-free interest rate	1.66%